Private Placement (Details) - Private Placement [Member] - COLOMBIER ACQUISITION CORP. II [Member] - USD ($)		3 Months Ended	12 Months Ended
	Nov. 24, 2023	Mar. 31, 2025	Dec. 31, 2024
Private Placement [Line Items]
Purchase of aggregate shares			5,000,000
Ordinary share price			$ 1
Aggregate purchase price			$ 5,000,000
Number of warrant shares			1
Private Placement Warrants [Member]
Private Placement [Line Items]
Purchase of aggregate shares	5,000,000	5,000,000
Ordinary share price		$ 1
Aggregate purchase price	$ 5,000,000	$ 5,000,000
Class A Ordinary Shares [Member]
Private Placement [Line Items]
Ordinary share price		$ 11.5	$ 11.5
Number of warrant shares		1